T. ROWE PRICE Total Equity Market Index Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  9.4%
Diversified Telecommunication Services  0.8%
AST SpaceMobile (1)(2) 5,802 481
AT&T  302,340 8,765
ATN International  6,278 171
Comcast, Class A  157,928 4,534
GCI Liberty, Class C (2) 1,906 71
Globalstar (1)(2) 8,350 554
Liberty Global, Class A (2) 9,159 111
Liberty Global, Class C (2) 9,946 117
Lumen Technologies (2) 77,164 536
Verizon Communications  174,655 8,768
24,108
Entertainment  1.3%
Electronic Arts  9,928 2,024
Liberty Media Corp-Liberty Formula One, Class A (2) 5,476 428
Liberty Media Corp-Liberty Formula One, Class C (2) 14,803 1,259
Live Nation Entertainment (2) 6,546 998
Madison Square Garden Sports (2) 1,016 326
Netflix (2) 198,041 19,042
Playtika Holding  5,057 14
ROBLOX, Class A (2) 25,533 1,444
Roku (2) 4,407 417
Sphere Entertainment (1)(2) 6,429 755
Take-Two Interactive Software (2) 5,060 999
TKO Group Holdings  3,742 755
Walt Disney  77,881 7,506
Warner Bros Discovery (2) 98,795 2,713
Warner Music Group, Class A  10,493 268
38,948
Interactive Media & Services  6.8%
Alphabet, Class A  266,026 76,499
Alphabet, Class C  214,848 61,631
Angi (1)(2) 2,228 15
IAC (2) 4,243 170
Match Group  15,066 463
Meta Platforms, Class A  100,689 57,607
Pinterest, Class A (2) 44,275 812
Reddit, Class A (2) 5,049 680
Snap, Class A (2) 15,662 72

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ziff Davis (2) 4,822 202
ZoomInfo Technologies (1)(2) 7,500 45
198,196
Media  0.3%
AMC Networks, Class A (1)(2) 18,162 123
Charter Communications, Class A (2) 5,264 1,136
EchoStar, Class A (1)(2) 11,441 1,339
Entravision Communications, Class A  31,885 95
Fox, Class A  10,287 601
Gray Media  6,200 27
Ibotta, Class A (1)(2) 304 9
Liberty Broadband, Class C (2) 4,031 203
New York Times, Class A  7,655 641
News, Class A  12,834 320
News, Class B  5,575 159
Nexstar Media Group  1,390 251
Omnicom Group  12,290 925
Paramount Skydance, Class B  41,118 371
Scholastic (1) 10,333 404
Trade Desk, Class A (2) 20,397 463
Versant Media Group (2) 6,317 234
7,301
Wireless Telecommunication Services  0.2%
Array Digital Infrastructure  3,145 145
Telephone & Data Systems  8,379 353
T-Mobile U.S.  19,264 4,046
4,544
Total Communication Services 273,097
CONSUMER DISCRETIONARY  9.7%
Automobile Components  0.1%
Aptiv (2) 6,793 472
Autoliv  6,738 708
BorgWarner  16,172 877
Lear  1,377 167
Mobileye Global, Class A (1)(2) 7,243 50
Phinia  5,710 391
QuantumScape (1)(2) 28,597 182
Standard Motor Products  5,609 195
Stoneridge (2) 25,193 122
Visteon  3,542 323

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
XPEL (2) 3,050 135
3,622
Automobiles  1.8%
Ford Motor  154,468 1,783
General Motors  36,775 2,740
Rivian Automotive, Class A (1)(2) 17,303 260
Tesla (2) 129,927 48,300
Winnebago Industries  4,427 137
53,220
Broadline Retail  3.3%
Amazon.com (2) 448,359 93,380
Coupang (2) 71,437 1,349
eBay  19,453 1,770
Etsy (2) 73 4
Ollie's Bargain Outlet Holdings (2) 4,599 423
96,926
Distributors  0.0%
Genuine Parts  5,678 600
LKQ  9,152 269
Pool  1,482 300
1,169
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (2) 3,576 294
Covista (2) 2,952 340
Duolingo (2) 2,944 290
Frontdoor (2) 8,273 437
H&R Block  3,986 127
Service Corp. International  10,807 892
Strategic Education  4,459 370
2,750
Hotels, Restaurants & Leisure  1.8%
Airbnb, Class A (2) 18,837 2,379
Aramark  8,857 359
Bloomin' Brands  9,349 50
Booking Holdings  1,672 7,040
Boyd Gaming  3,739 307
Brinker International (2) 3,863 552
Caesars Entertainment (2) 5,692 150
Carnival  39,591 1,025
Cava Group (2) 4,375 354
Chipotle Mexican Grill (2) 74,517 2,385

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Cracker Barrel Old Country Store  3,369 95
Darden Restaurants  3,721 729
Domino's Pizza  2,533 909
DoorDash, Class A (2) 15,495 2,327
DraftKings, Class A (2) 20,855 451
Expedia Group  4,035 932
Flutter Entertainment (2) 7,046 718
Hilton Grand Vacations (2) 4,960 194
Hilton Worldwide Holdings  9,411 2,862
Jack in the Box (1) 1,493 14
Las Vegas Sands  27,505 1,482
Marriott International, Class A  8,936 2,923
Marriott Vacations Worldwide (1) 309 20
McDonald's  35,202 10,940
MGM Resorts International (2) 10,251 379
Norwegian Cruise Line Holdings (2) 20,968 392
Papa John's International (1) 3,444 112
Penn Entertainment (1)(2) 9,333 140
Planet Fitness, Class A (2) 4,502 335
Royal Caribbean Cruises  10,758 2,960
Six Flags Entertainment (1)(2) 3,896 69
Starbucks  49,738 4,456
Texas Roadhouse  1,657 274
Travel + Leisure  8,175 566
United Parks & Resorts (1)(2) 4,723 154
Vail Resorts (1) 2,097 269
Wendy's (1) 17,394 121
Wingstop  3,349 519
Wyndham Hotels & Resorts  5,106 415
Wynn Resorts  7,004 711
Yum! Brands  11,994 1,865
52,934
Household Durables  0.4%
DR Horton  13,566 1,862
Ethan Allen Interiors  10,936 243
Garmin  5,048 1,171
Helen of Troy (2) 1,771 26
Hovnanian Enterprises, Class A (2) 1,912 212
Installed Building Products  1,040 276
La-Z-Boy  9,127 293
Lennar, Class A  12,134 1,054
Mohawk Industries (2) 2,079 205
NVR (2) 187 1,232

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
PulteGroup  11,983 1,409
Taylor Morrison Home (2) 9,433 549
Toll Brothers  7,870 1,074
TopBuild (2) 2,192 770
Tri Pointe Homes (2) 8,685 406
Whirlpool (1) 2,777 150
10,932
Leisure Products  0.1%
Brunswick  7,085 516
Hasbro  6,575 615
Mattel (2) 23,850 347
Polaris  2,460 134
1,612
Specialty Retail  1.8%
Advance Auto Parts  7,267 383
American Eagle Outfitters  8,804 147
AutoZone (2) 921 3,111
Bath & Body Works  25,839 482
Best Buy  7,681 493
Boot Barn Holdings (2) 3,025 443
Burlington Stores (2) 4,062 1,322
Carvana (2) 6,384 2,007
Five Below (2) 3,697 845
Floor & Decor Holdings, Class A (1)(2) 12,305 625
GameStop, Warrants, 9/10/30 (2) 866 3
Group 1 Automotive  689 228
Home Depot  48,070 15,810
Lithia Motors  1,280 320
Lowe's  26,897 6,355
Murphy USA  730 360
O'Reilly Automotive (2) 45,540 4,204
PetMed Express (1)(2) 48,911 111
RH (2) 1,100 154
Ross Stores  17,910 3,880
Sleep Number (1)(2) 9,103 16
TJX  48,679 7,774
Tractor Supply  21,340 967
Ulta Beauty (2) 2,681 1,401
Upbound Group  8,908 161
Valvoline (2) 5,848 197
Wayfair, Class A (2) 3,400 256

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Williams-Sonoma  3,229 589
52,644
Textiles, Apparel & Luxury Goods  0.3%
Columbia Sportswear  3,542 194
Crocs (2) 3,631 302
Deckers Outdoor (2) 8,208 822
Lululemon Athletica (2) 6,848 1,049
Movado Group  12,793 312
NIKE, Class B  47,632 2,516
Ralph Lauren  2,225 765
Tapestry  6,514 919
Unifi (2) 21,091 75
VF  14,768 251
7,205
Total Consumer Discretionary 283,014
CONSUMER STAPLES  5.0%
Beverages  1.0%
Boston Beer, Class A (2) 701 161
Brown-Forman, Class B  4,654 123
Celsius Holdings (2) 9,896 351
Coca-Cola  186,341 14,171
Coca-Cola Consolidated  3,430 658
Constellation Brands, Class A  7,655 1,148
Keurig Dr Pepper  70,112 1,846
Monster Beverage (2) 29,283 2,122
PepsiCo  58,481 9,082
29,662
Consumer Staples Distribution & Retail  2.0%
BJ's Wholesale Club Holdings (2) 7,440 732
Casey's General Stores  1,653 1,203
Chefs' Warehouse (2) 6,259 372
Costco Wholesale  20,195 20,123
Dollar General  11,562 1,373
Dollar Tree (2) 13,257 1,452
Kroger  24,614 1,781
Performance Food Group (2) 3,709 318
PriceSmart  1,158 174
Sprouts Farmers Market (2) 4,914 379
Sysco  22,654 1,616
Target  17,684 2,143
U.S. Foods Holding (2) 12,269 1,131
United Natural Foods (2) 9,742 439

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Walmart  202,466 25,163
58,399
Food Products  0.5%
Archer-Daniels-Midland  20,926 1,521
Bunge Global  5,649 719
Conagra Brands  36,988 582
Darling Ingredients (2) 5,761 356
Flowers Foods (1) 733 6
Fresh Del Monte Produce  15,078 607
General Mills  20,533 764
Hershey  2,396 498
Hormel Foods  22,618 512
Ingredion  2,265 255
J M Smucker  3,887 375
John B. Sanfilippo & Son  5,117 406
Kraft Heinz  42,646 959
Lamb Weston Holdings  12,211 516
McCormick  12,564 634
Mondelez International, Class A  56,441 3,253
Post Holdings (2) 2,283 226
Simply Good Foods (2) 6,906 99
Tootsie Roll Industries (1) 11,194 478
Treehouse Foods (2)(3) 3,373 —
Tyson Foods, Class A  12,705 814
Vital Farms (1)(2) 8,319 118
13,698
Household Products  0.8%
Church & Dwight  3,865 361
Clorox  5,586 579
Colgate-Palmolive  43,833 3,736
Energizer Holdings  4,229 69
Kimberly-Clark  15,188 1,465
Procter & Gamble  113,577 16,405
Spectrum Brands Holdings (1) 885 65
22,680
Personal Care Products  0.1%
BellRing Brands (2) 5,549 89
Edgewell Personal Care  4,377 94
elf Beauty (2) 4,969 301
Estee Lauder, Class A  11,011 790
Herbalife (2) 6,473 95

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Kenvue  96,052 1,656
3,025
Tobacco  0.6%
Altria Group  70,022 4,621
Philip Morris International  73,164 12,097
16,718
Total Consumer Staples 144,182
ENERGY  4.1%
Energy Equipment & Services  0.4%
Baker Hughes  51,645 3,153
Expro Group Holdings (2) 26,219 456
Halliburton  11,251 439
Helmerich & Payne  8,432 304
Kodiak Gas Services  3,434 200
NOV  9,234 174
Oceaneering International (2) 6,055 215
SLB  82,321 4,230
TechnipFMC  35,145 2,430
Tidewater (2) 3,464 289
Weatherford International  7,858 743
12,633
Oil, Gas & Consumable Fuels  3.7%
Cheniere Energy  7,082 2,010
Chevron  86,978 17,996
Chord Energy  429 61
CNX Resources (2) 10,431 402
ConocoPhillips  63,641 8,401
Coterra Energy  5,737 202
Devon Energy  29,420 1,480
Diamondback Energy  10,819 2,140
Dorian LPG  7,902 270
EOG Resources  29,890 4,321
EQT  33,356 2,123
Expand Energy  15,005 1,647
Exxon Mobil  198,075 33,605
International Seaways  1,377 100
Kinder Morgan  90,626 3,039
Magnolia Oil & Gas, Class A  14,590 461
Marathon Petroleum  15,544 3,796
Matador Resources  5,373 339
Murphy Oil  13,328 550
Occidental Petroleum  18,649 1,212

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
ONEOK  23,519 2,126
Ovintiv  12,607 748
PBF Energy, Class A  4,723 225
Permian Resources, Class A  50,096 1,068
Phillips 66  20,872 3,802
Range Resources  19,946 901
SM Energy  14,773 461
Targa Resources  13,244 3,321
Texas Pacific Land  2,250 1,068
Valero Energy  16,452 4,065
Viper Energy, Class A  10,325 485
Williams  64,032 4,660
World Kinect  7,577 175
107,260
Total Energy 119,893
FINANCIALS  13.0%
Banks  3.8%
1st Source  6,446 446
Ameris Bancorp  5,661 441
Bank of America  323,833 15,787
Bank of Hawaii  6,171 458
Bank OZK  6,101 280
BankUnited  3,470 157
Beacon Financial  11,514 345
Capitol Federal Financial  33,165 236
Citigroup  89,839 10,189
Citizens Financial Group  23,030 1,381
Columbia Banking System  16,434 451
Cullen/Frost Bankers  2,073 284
Customers Bancorp (2) 5,314 369
CVB Financial (1) 15,489 300
East West Bancorp  7,982 852
Fifth Third Bancorp  52,782 2,452
First BanCorp Puerto Rico  38,184 816
First Citizens BancShares, Class A  379 714
First Financial Bancorp  13,157 367
First Merchants  10,138 393
Flagstar Bank  9,128 120
Flushing Financial  23,569 362
Fulton Financial  19,460 396
Glacier Bancorp  7,577 338
Hancock Whitney  4,410 280
Home BancShares  16,058 432

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Huntington Bancshares  127,528 1,996
JPMorgan Chase  125,689 36,973
KeyCorp  64,015 1,283
M&T Bank  4,885 1,010
Metropolitan Bank Holding  4,277 356
National Bank Holdings, Class A  10,010 392
NBT Bancorp  9,226 393
Northfield Bancorp  26,866 364
OFG Bancorp  5,686 230
Park National  1,623 265
Peoples Bancorp  12,952 426
Pinnacle Financial Partners  6,250 538
PNC Financial Services Group  15,929 3,315
Popular  8,702 1,168
Prosperity Bancshares  3,346 225
Regions Financial  41,078 1,073
Renasant  5,092 184
Seacoast Banking  12,695 385
SOUTHSTATE BANK  3,826 354
Towne Bank  14,098 475
Truist Financial  51,854 2,384
U.S. Bancorp  66,385 3,453
UMB Financial  2,850 321
United Bankshares  9,841 408
WaFd  4,273 134
Webster Financial  14,696 1,020
Wells Fargo  144,280 11,486
WesBanco  4,678 161
Western Alliance Bancorp  14,141 1,002
WSFS Financial  6,870 450
Zions Bancorp  8,343 481
111,351
Capital Markets  3.2%
Affiliated Managers Group  1,279 354
Ameriprise Financial  3,167 1,407
Ares Management, Class A  11,996 1,309
Artisan Partners Asset Management, Class A  6,495 236
Bank of New York Mellon  38,766 4,599
BGC Group, Class A  33,456 327
Blackrock  5,970 5,741
Blackstone  31,342 3,604
Blue Owl Capital (1) 16,648 152
Cboe Global Markets  3,582 1,007

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Charles Schwab  85,673 8,052
CME Group  19,051 5,627
Coinbase Global, Class A (2) 10,055 1,756
Donnelley Financial Solutions (2) 7,777 367
Evercore, Class A  2,524 753
FactSet Research Systems  1,685 366
Franklin Resources  7,873 186
Goldman Sachs Group  13,354 11,297
Interactive Brokers Group, Class A  21,372 1,433
Intercontinental Exchange  29,448 4,632
Invesco  23,815 579
Janus Henderson Group  9,783 503
Jefferies Financial Group  10,770 445
KKR  36,389 3,366
Lazard  19,532 830
LPL Financial Holdings  2,882 867
MarketAxess Holdings  2,099 346
Moody's  7,159 3,123
Morgan Stanley  51,816 8,527
Morningstar  1,415 239
MSCI  3,243 1,748
Nasdaq  11,915 1,011
Northern Trust  8,263 1,153
Raymond James Financial  7,100 1,028
Robinhood Markets, Class A (2) 33,354 2,311
S&P Global  15,300 6,508
SEI Investments  4,612 362
State Street  19,682 2,491
StepStone Group, Class A  13,763 657
StoneX Group (2) 9,886 797
TPG  15,089 611
Tradeweb Markets, Class A  11,009 1,295
Virtus Investment Partners  2,919 392
92,394
Consumer Finance  0.6%
Ally Financial  15,389 604
American Express  24,870 7,523
Bread Financial Holdings  4,137 310
Capital One Financial  26,046 4,752
LendingClub (2) 13,580 194
Navient  15,647 128
OneMain Holdings  12,399 663
SLM  18,213 390

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SoFi Technologies (2) 43,731 694
Synchrony Financial  22,687 1,543
16,801
Financial Services  3.4%
Affirm Holdings (2) 15,183 696
Apollo Global Management  18,554 2,067
Berkshire Hathaway, Class B (2) 83,288 39,912
Block (2) 32,060 1,929
Corebridge Financial  21,137 504
Corpay (2) 5,383 1,566
Equitable Holdings  26,566 986
Euronet Worldwide (2) 2,237 148
Fidelity National Information Services  18,453 866
Fiserv (2) 25,193 1,406
Global Payments  16,637 1,120
Jack Henry & Associates  1,832 289
Mastercard, Class A  39,102 19,538
Payoneer Global (2) 93,122 450
PayPal Holdings  39,905 1,805
PennyMac Financial Services  2,890 252
Rocket, Class A (2) 76,963 1,097
Toast, Class A (2) 7,115 189
Visa, Class A  79,382 23,992
Voya Financial  11,661 797
WEX (2) 1,013 155
99,764
Insurance  1.9%
Aflac  19,594 2,150
Allstate  16,444 3,410
American Financial Group  3,207 410
American International Group  29,533 2,222
Aon, Class A  8,704 2,809
Arch Capital Group (2) 14,131 1,356
Arthur J Gallagher  12,287 2,661
Assurant  3,427 746
Axis Capital Holdings  9,100 923
Brown & Brown  7,772 507
Chubb  19,549 6,372
Cincinnati Financial  6,820 1,073
Erie Indemnity, Class A  1,764 443
Everest Group  1,960 641
F&G Annuities & Life  916 23
Fidelity National Financial  15,270 708

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
First American Financial  8,112 489
Genworth Financial (2) 69,814 567
Globe Life  3,506 488
Hanover Insurance Group  4,064 704
Hartford Insurance Group  14,936 2,020
Horace Mann Educators  9,819 419
Kemper  5,412 165
Markel Group (2) 412 789
Marsh & McLennan  24,618 4,270
MBIA (1)(2) 32,082 190
MetLife  34,908 2,469
Old Republic International  12,910 515
Palomar Holdings (2) 2,853 341
Principal Financial Group  9,067 817
Progressive  24,757 4,908
Prudential Financial  11,192 1,093
Reinsurance Group of America  3,120 637
RenaissanceRe Holdings  3,639 1,082
Skyward Specialty Insurance Group (2) 5,326 233
Travelers  9,666 2,819
TWFG (2) 10,875 200
United Fire Group  8,961 332
Unum Group  7,209 526
Willis Towers Watson  4,677 1,360
53,887
Mortgage Real Estate Investment Trusts  0.1%
Adamas Trust, REIT  22,905 169
Annaly Capital Management, REIT  18,944 401
Ares Commercial Real Estate, REIT (1) 29,425 141
Franklin BSP Realty Trust, REIT (1) 18,540 157
Granite Point Mortgage Trust, REIT  25,390 37
Redwood Trust, REIT  25,292 142
Rithm Capital, REIT  47,960 455
Starwood Property Trust, REIT  9,644 166
TPG Mortgage Investment Trust, REIT  33,952 248
TPG RE Finance Trust, REIT  28,441 222
2,138
Total Financials 376,335
HEALTH CARE  9.9%
Biotechnology  2.3%
AbbVie  82,364 17,913
ACADIA Pharmaceuticals (2) 27,331 608

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Akero Therapeutics, CVR (2)(3) 15,107 —
Alkermes (2) 23,166 819
Alnylam Pharmaceuticals (2) 5,920 1,959
Amgen  22,177 7,803
Apellis Pharmaceuticals (2) 5,707 230
Apogee Therapeutics (2) 7,761 653
Atrium Therapeutics (2) 1,886 25
Beam Therapeutics (1)(2) 15,544 370
Biogen (2) 5,385 987
Biohaven (2) 35,696 302
BioMarin Pharmaceutical (2) 4,496 254
Celldex Therapeutics (2) 7,984 253
Gilead Sciences  62,716 8,741
GRAIL (2) 4,491 232
Ideaya Biosciences (2) 11,897 396
Incyte (2) 3,969 374
Insmed (2) 14,090 2,304
Ionis Pharmaceuticals (2) 15,856 1,191
Kymera Therapeutics (2) 5,336 444
Madrigal Pharmaceuticals (2) 1,522 797
Natera (2) 10,319 2,064
Neurocrine Biosciences (2) 8,720 1,149
Nurix Therapeutics (2) 22,814 354
Nuvalent, Class A (2) 3,743 383
Praxis Precision Medicines (2) 3,281 1,057
Regeneron Pharmaceuticals  5,580 4,311
Replimune Group (1)(2) 23,321 178
Revolution Medicines (2) 14,294 1,390
Sarepta Therapeutics (2) 10,460 228
Scholar Rock Holding (2) 10,142 499
Soleno Therapeutics (2) 6,408 215
Spyre Therapeutics (2) 6,023 304
Stoke Therapeutics (2) 14,171 461
Tenaya Therapeutics (2) 31,453 22
Ultragenyx Pharmaceutical (2) 9,700 203
United Therapeutics (2) 1,792 1,063
Vaxcyte (2) 9,766 567
Vera Therapeutics (2) 6,314 254
Vertex Pharmaceuticals (2) 12,498 5,581
Xencor (2) 24,029 290
67,228
Health Care Equipment & Supplies  1.7%
Abbott Laboratories  79,314 8,143

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Align Technology (2) 3,038 521
Baxter International  28,609 481
Becton Dickinson & Company  11,445 1,799
Boston Scientific (2) 70,834 4,445
Cooper (2) 11,638 832
Dexcom (2) 18,559 1,166
Edwards Lifesciences (2) 23,520 1,883
Embecta  13,384 118
Envista Holdings (2) 12,672 321
GE HealthCare Technologies  16,357 1,164
Globus Medical, Class A (2) 5,290 456
Hologic (2) 4,671 353
ICU Medical (2) 1,996 258
IDEXX Laboratories (2) 3,574 2,008
Insulet (2) 3,387 711
Intuitive Surgical (2) 18,104 8,346
Lantheus Holdings (2) 5,061 384
Masimo (2) 2,482 441
Medtronic  51,873 4,495
Merit Medical Systems (2) 3,388 234
Novocure (2) 5,300 58
Omnicell (2) 8,365 279
Penumbra (2) 3,753 1,232
QuidelOrtho (2) 3,382 56
ResMed  8,316 1,867
Solventum (2) 6,024 393
STERIS  4,204 930
Stryker  16,876 5,545
Teleflex  3,971 475
Zimmer Biomet Holdings  12,087 1,093
50,487
Health Care Providers & Services  1.7%
agilon health (2) 7 —
Alignment Healthcare (2) 15,773 278
AMN Healthcare Services (2) 4,578 84
BrightSpring Health Services (2) 10,348 441
Cardinal Health  8,561 1,809
Cencora  9,529 2,993
Centene (2) 19,002 622
Cigna Group  14,500 3,868
Concentra Group Holdings Parent  17,057 366
CorVel (2) 2,706 148
CVS Health  57,670 4,142

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
DaVita (2) 1,572 241
Elevance Health  11,955 3,500
Encompass Health  8,097 783
Ensign Group  3,834 772
Guardant Health (2) 8,845 817
HCA Healthcare  6,859 3,246
Henry Schein (2) 5,888 434
Humana  4,279 742
Labcorp Holdings  2,188 584
McKesson  6,530 5,651
Molina Healthcare (2) 3,743 499
OPKO Health (2) 122,720 140
Option Care Health (2) 8,656 233
Oscar Health, Class A (2) 16,968 195
Quest Diagnostics  7,602 1,490
Select Medical Holdings  21,138 344
Surgery Partners (1)(2) 12,137 145
Tenet Healthcare (2) 6,872 1,297
UnitedHealth Group  44,131 11,941
Universal Health Services, Class B  1,298 232
48,037
Health Care Technology  0.1%
Phreesia (2) 8,492 71
Teladoc Health (1)(2) 20,400 111
Veeva Systems, Class A (2) 6,984 1,227
1,409
Life Sciences Tools & Services  0.9%
Agilent Technologies  13,380 1,525
Avantor (2) 34,684 272
Bio-Rad Laboratories, Class A (2) 1,083 302
Bio-Techne  6,756 353
Charles River Laboratories International (2) 2,887 498
CryoPort (2) 18,198 151
Danaher  33,234 6,301
Fortrea Holdings (2) 30,509 288
Illumina (2) 7,874 971
IQVIA Holdings (2) 6,317 1,077
Mettler-Toledo International (2) 1,260 1,589
Omniab, Earn Out Shares $12.50 (2) 722 —
Omniab, Earn Out Shares $15.00 (2) 722 —
Repligen (2) 5,465 644
Revvity  7,354 644
Thermo Fisher Scientific  18,382 9,035

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Waters (2) 2,378 708
West Pharmaceutical Services  4,069 1,020
25,378
Pharmaceuticals  3.2%
Amneal Pharmaceuticals (2) 25,193 313
Axsome Therapeutics (2) 2,952 499
Bristol-Myers Squibb  91,802 5,568
Crinetics Pharmaceuticals (2) 6,543 238
Elanco Animal Health (1)(2) 19,777 473
Eli Lilly  36,790 33,838
Jazz Pharmaceuticals (2) 2,798 529
Johnson & Johnson  106,674 26,075
Ligand Pharmaceuticals (2) 1,873 374
Merck  107,991 12,990
Perrigo  7,871 85
Pfizer  259,078 7,275
Prestige Consumer Healthcare (2) 4,411 261
Royalty Pharma, Class A  13,563 651
Theravance Biopharma (1)(2) 23,688 385
Viatris  96,505 1,304
Zoetis  20,398 2,411
93,269
Total Health Care 285,808
INDUSTRIALS & BUSINESS SERVICES  10.3%
Aerospace & Defense  2.5%
Axon Enterprise (2) 3,233 1,373
Boeing (2) 37,701 7,504
BWX Technologies  4,932 1,009
Carpenter Technology  2,009 792
Curtiss-Wright  805 548
FTAI Aviation  5,229 1,281
General Dynamics  10,452 3,587
General Electric  51,239 14,540
HEICO, Class A  3,795 801
Hexcel  7,504 607
Howmet Aerospace  22,024 5,076
Huntington Ingalls Industries  2,773 1,053
Kratos Defense & Security Solutions (2) 10,572 745
L3Harris Technologies  10,789 3,724
Lockheed Martin  9,460 5,718
Northrop Grumman  7,332 5,002
Rocket Lab (2) 9,366 601

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
RTX  60,262 11,625
Textron  14,458 1,266
TransDigm Group  2,928 3,393
VSE  2,460 454
Woodward  2,741 981
71,680
Air Freight & Logistics  0.3%
CH Robinson Worldwide  6,997 1,162
Expeditors International of Washington  4,105 588
FedEx  10,302 3,669
GXO Logistics (2) 6,396 332
United Parcel Service, Class B  29,578 2,910
8,661
Building Products  0.6%
A.O. Smith  9,232 609
AAON  4,518 374
Allegion  4,146 602
AZZ  5,349 669
Builders FirstSource (2) 5,206 429
Carlisle  2,547 850
Carrier Global  43,839 2,469
Fortune Brands Innovations  7,458 291
Gibraltar Industries (2) 5,412 216
Johnson Controls International  28,058 3,674
Lennox International  1,115 517
Masco  12,647 763
Modine Manufacturing (2) 6,543 1,418
Owens Corning  6,427 695
Trane Technologies  10,195 4,249
17,825
Commercial Services & Supplies  0.5%
ACCO Brands  17,689 53
Brady, Class A  6,363 517
BrightView Holdings (2) 14,761 174
Cintas  12,101 2,047
Clean Harbors (2) 3,140 900
Copart (2) 50,294 1,670
CoreCivic (2) 16,921 320
Ennis  18,600 399
Enviri (2) 35,844 703
HNI  6,536 218
MillerKnoll  16,139 233

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MSA Safety  1,399 229
Pitney Bowes (1) 26,669 295
RB Global  6,363 610
Republic Services  6,886 1,508
Rollins  11,382 608
Tetra Tech  9,570 288
UniFirst  1,399 352
Veralto  10,049 889
Vestis (1)(2) 4,493 35
Waste Management  14,045 3,228
15,276
Construction & Engineering  0.5%
AECOM  6,512 552
API Group (2) 26,173 1,061
Arcosa  5,385 572
Bowman Consulting Group (2) 8,561 243
Comfort Systems USA  1,981 2,732
Dycom Industries (2) 1,329 450
EMCOR Group  2,237 1,652
Fluor (2) 12,619 589
Granite Construction  5,080 609
MasTec (2) 3,376 1,086
Quanta Services  7,220 3,964
WillScot Holdings  29,004 503
14,013
Electrical Equipment  1.3%
Acuity  1,433 401
AMETEK  14,232 3,051
Beam Global (2) 16,988 25
Bloom Energy, Class A (2) 6,988 947
Eaton  17,155 6,136
Emerson Electric  23,147 3,033
GE Vernova  11,871 10,362
GrafTech International (2) 17,108 116
Hubbell  3,055 1,499
Nextpower, Class A (2) 9,978 1,203
nVent Electric  10,814 1,279
Regal Rexnord  3,969 743
Rockwell Automation  5,972 2,143
Sensata Technologies Holding  14,832 522
Sunrun (2) 19,300 262
Thermon Group Holdings (2) 10,234 516
Vertiv Holdings, Class A  17,850 4,473

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vicor (2) 4,428 713
37,424
Ground Transportation  0.9%
Avis Budget Group (1)(2) 2,046 298
CSX  107,236 4,402
JB Hunt Transport Services  4,864 1,031
Landstar System  3,117 500
Lyft, Class A (2) 11,398 151
Norfolk Southern  10,854 3,115
Old Dominion Freight Line  10,776 2,106
Saia (2) 2,584 908
Uber Technologies (2) 96,916 6,971
Union Pacific  25,623 6,217
Werner Enterprises  6,175 181
25,880
Industrial Conglomerates  0.3%
3M  25,202 3,660
Honeywell International  28,187 6,371
10,031
Machinery  2.1%
AGCO  6,255 725
Alamo Group  2,688 443
Atmus Filtration Technologies  8,225 467
Caterpillar  22,029 15,607
Chart Industries (2) 1,805 373
Cummins  6,668 3,588
Deere  12,044 6,784
Dover  7,692 1,603
Enpro  2,716 681
Esab  5,920 572
ESCO Technologies  2,313 651
Flowserve  5,836 429
Fortive  20,735 1,146
Graco  5,933 502
Helios Technologies  4,822 312
IDEX  5,706 1,082
Illinois Tool Works  9,400 2,447
Ingersoll Rand  24,293 1,946
ITT  4,786 912
JBT Marel  5,509 704
Lincoln Electric Holdings  2,839 707
Middleby (2) 5,155 684

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Mueller Water Products, Class A  17,223 474
Nordson  2,741 729
Otis Worldwide  13,337 1,028
PACCAR  19,464 2,248
Parker-Hannifin  5,985 5,358
Pentair  7,602 662
RBC Bearings (2) 1,790 972
Snap-on  2,583 938
Stanley Black & Decker  16,903 1,201
Terex  6,003 355
Timken  5,019 505
Toro  8,811 823
Watts Water Technologies, Class A  3,134 910
Westinghouse Air Brake Technologies  5,863 1,465
Xylem  10,934 1,307
61,340
Marine Transportation  0.0%
Matson  4,318 708
Pangaea Logistics Solutions  17,222 122
830
Passenger Airlines  0.2%
Alaska Air Group (2) 7,557 278
Allegiant Travel (2) 4,625 375
American Airlines Group (2) 17,011 183
Delta Air Lines  22,714 1,510
Southwest Airlines  38,604 1,450
United Airlines Holdings (2) 13,263 1,221
5,017
Professional Services  0.6%
Amentum Holdings (2) 3,861 101
Automatic Data Processing  18,687 3,797
Barrett Business Services  4,489 131
Booz Allen Hamilton Holding  8,179 638
Broadridge Financial Solutions  7,923 1,287
CACI International, Class A (2) 1,012 550
Equifax  7,158 1,289
First Advantage (2) 18,281 215
Franklin Covey (1)(2) 7,085 112
FTI Consulting (2) 2,512 444
Genpact  4,920 183
Huron Consulting Group (2) 3,692 471
Insperity  4,330 117

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Jacobs Solutions  1,636 208
Korn Ferry  2,425 153
Leidos Holdings  7,443 1,157
Mastech Digital (2) 17,716 101
Maximus  3,739 240
Parsons (2) 2,558 139
Paychex  11,011 1,014
Paycom Software  1,596 194
Paylocity Holding (2) 2,700 292
Science Applications International  2,296 218
SS&C Technologies Holdings  14,472 978
TransUnion  9,457 654
TrueBlue (2) 17,320 68
Upwork (1)(2) 15,905 174
Verisk Analytics  7,668 1,455
Verra Mobility (2) 18,476 264
16,644
Trading Companies & Distributors  0.5%
Air Lease  6,580 427
Core & Main, Class A (2) 7,548 373
DNOW (2) 16,759 200
Fastenal  57,878 2,686
Ferguson Enterprises  10,449 2,437
GATX  2,649 452
McGrath RentCorp  3,533 390
MSC Industrial Direct, Class A  6,070 560
SiteOne Landscape Supply (2) 6,576 875
United Rentals  2,556 1,862
W.W. Grainger  2,036 2,221
Watsco (1) 1,985 722
Xometry, Class A (1)(2) 6,298 257
13,462
Total Industrials & Business Services 298,083
INFORMATION TECHNOLOGY  31.0%
Communications Equipment  1.1%
ADTRAN Holdings (2) 38,085 479
Arista Networks (2) 51,625 6,339
Ciena (2) 9,102 3,534
Cisco Systems  171,831 13,332
Extreme Networks (2) 14,794 223
F5 (2) 1,670 483
Lumentum Holdings (2) 4,148 2,915

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Motorola Solutions  6,766 2,936
Ubiquiti  489 387
Viasat (2) 18,107 829
31,457
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  62,948 7,953
Arrow Electronics (2) 2,657 381
Bel Fuse, Class B  2,041 404
Belden  4,158 477
CDW  5,500 666
Cognex  15,422 756
Coherent (2) 5,379 1,281
Corning  33,276 4,525
Fabrinet (2) 2,380 1,241
Flex (2) 18,548 1,214
Insight Enterprises (2) 2,115 142
IPG Photonics (2) 1,157 133
Jabil  2,186 581
Keysight Technologies (2) 11,187 3,159
Littelfuse  1,869 634
Napco Security Technologies  5,328 210
Novanta (2) 2,916 344
Ralliant  6,911 287
Sanmina (2) 2,453 318
TE Connectivity  15,998 3,344
Teledyne Technologies (2) 3,728 2,255
TTM Technologies (2) 4,730 461
Vishay Intertechnology  13,403 241
Vontier  8,168 290
Zebra Technologies, Class A (2) 2,883 603
31,900
IT Services  1.0%
Accenture, Class A  32,055 6,356
Akamai Technologies (2) 4,514 518
Cloudflare, Class A (2) 14,784 3,051
Cognizant Technology Solutions, Class A  14,827 910
CoreWeave, Class A (1)(2) 4,653 360
DXC Technology (2) 600 8
EPAM Systems (2) 2,785 377
Fastly, Class A (2) 23,497 683
Gartner (2) 2,486 394
GoDaddy, Class A (2) 11,023 911
International Business Machines  40,049 9,707

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Kyndryl Holdings (2) 12,959 170
MongoDB (2) 3,735 914
Okta (2) 10,620 836
Snowflake (2) 16,930 2,553
Twilio, Class A (2) 7,510 945
VeriSign  1,939 482
29,175
Semiconductors & Semiconductor Equipment  13.3%
Advanced Micro Devices (2) 77,797 15,826
Analog Devices  21,573 6,863
Applied Materials  38,322 13,098
Astera Labs (2) 2,521 276
Broadcom  217,917 67,448
Credo Technology Group Holding (2) 8,733 820
Diodes (2) 2,204 150
Enphase Energy (2) 222 8
Entegris  11,716 1,374
First Solar (2) 6,678 1,317
Intel (2) 193,835 8,554
KLA  6,088 8,964
Kulicke & Soffa Industries  5,114 336
Lam Research  53,833 11,502
Lattice Semiconductor (2) 10,200 946
MACOM Technology Solutions Holdings (2) 5,127 1,139
Marvell Technology  41,617 4,122
Microchip Technology  18,284 1,181
Micron Technology  52,117 17,607
MKS  7,188 1,652
Monolithic Power Systems  2,698 2,950
NVIDIA  1,113,762 194,240
NXP Semiconductors  11,631 2,290
ON Semiconductor (2) 18,868 1,168
Onto Innovation (2) 2,378 488
Qnity Electronics  13,310 1,536
Qorvo (2) 1,625 126
QUALCOMM  52,259 6,730
Rambus (2) 13,575 1,168
Skyworks Solutions  1,652 89
Teradyne  8,447 2,504
Texas Instruments  41,014 7,962
384,434
Software  7.9%
A10 Networks  13,346 309

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Adobe (2) 18,534 4,505
Appfolio, Class A (2) 1,895 299
AppLovin, Class A (2) 12,781 5,087
Asana, Class A (1)(2) 10,963 70
Atlassian, Class A (2) 7,492 511
Aurora Innovation (1)(2) 50,428 208
Autodesk (2) 8,541 2,045
BILL Holdings (2) 5,700 218
Braze, Class A (2) 12,104 286
Cadence Design Systems (2) 14,987 4,164
CCC Intelligent Solutions Holdings (2) 46,225 277
Cerence (1)(2) 63,580 401
Clearwater Analytics Holdings, Class A (2) 23,806 563
Commvault Systems (2) 2,444 190
Consensus Cloud Solutions (2) 11,809 280
Crowdstrike Holdings, Class A (2) 11,551 4,510
Datadog, Class A (2) 19,341 2,283
Digital Turbine (1)(2) 14,668 42
Docusign (2) 9,448 448
Dolby Laboratories, Class A (1) 3,906 235
Fair Isaac (2) 1,480 1,580
Five9 (2) 7,547 114
Fortinet (2) 34,953 2,856
Gen Digital  25,922 488
Guidewire Software (2) 1,875 280
HubSpot (2) 3,564 870
InterDigital (1) 2,115 639
Intuit  13,532 5,851
Manhattan Associates (2) 2,824 376
Microsoft  341,408 126,379
Nutanix, Class A (2) 21,755 827
Oracle  76,805 11,299
Palantir Technologies, Class A (2) 104,275 15,253
Palo Alto Networks (2) 34,419 5,518
Procore Technologies (2) 5,387 307
PTC (2) 8,904 1,269
Riot Platforms (2) 19,577 242
Roper Technologies  5,696 2,016
Salesforce  43,079 8,042
Samsara, Class A (2) 30,495 966
ServiceNow (2) 50,560 5,286
Strategy (1)(2) 11,322 1,413
Synopsys (2) 9,573 3,795

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Trimble (2) 7,212 470
Tyler Technologies (2) 1,962 672
UiPath, Class A (1)(2) 15,924 177
Unity Software (2) 18,044 396
Upland Software (2) 23,520 16
Workday, Class A (2) 11,559 1,502
Workiva (2) 4,428 264
Zoom Communications (2) 9,164 737
Zscaler (2) 5,143 722
227,553
Technology Hardware, Storage & Peripherals  6.6%
Apple  676,122 171,593
Dell Technologies, Class C  14,314 2,349
Everpure, Class A (2) 15,204 898
Hewlett Packard Enterprise  54,324 1,293
HP  38,404 738
NetApp  8,363 856
Sandisk (2) 7,929 5,038
Seagate Technology Holdings  12,050 4,721
Turtle Beach (1)(2) 14,565 148
Western Digital  18,827 5,092
192,726
Total Information Technology 897,245
MATERIALS  2.3%
Chemicals  1.2%
Air Products & Chemicals  8,996 2,613
Axalta Coating Systems (2) 11,022 305
Cabot  5,024 378
Celanese  7,904 520
CF Industries Holdings  10,984 1,426
Corteva  30,635 2,565
Dow  29,629 1,234
DuPont de Nemours  26,621 1,219
Eastman Chemical  3,779 288
Ecolab  11,011 2,929
FMC  4,616 80
HB Fuller  4,133 255
Ingevity (2) 5,326 379
International Flavors & Fragrances  10,941 794
Kronos Worldwide  12,400 82
Linde  23,094 11,449
LyondellBasell Industries, Class A  8,402 677

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Minerals Technologies  7,361 522
Mosaic  23,514 600
PPG Industries  8,377 895
RPM International  11,044 1,098
Scotts Miracle-Gro  6,749 410
Sherwin-Williams  12,185 3,906
Solstice Advanced Materials  7,046 537
35,161
Construction Materials  0.3%
Amrize (2) 11,109 622
CRH  28,055 2,949
Eagle Materials  1,220 231
Knife River (2) 6,266 512
Martin Marietta Materials  3,079 1,813
Vulcan Materials  4,360 1,187
7,314
Containers & Packaging  0.2%
Amcor  21,425 852
Avery Dennison  2,900 501
Ball  17,624 1,042
Crown Holdings  4,412 442
International Paper  21,444 765
Myers Industries  22,890 485
O-I Glass (2) 11,796 124
Packaging Corp. of America  6,221 1,320
Sealed Air (1) 10,409 438
Smurfit Westrock  22,412 893
6,862
Metals & Mining  0.6%
Cleveland-Cliffs (2) 63,150 534
Coeur Mining (2) 41,145 772
Commercial Metals  7,678 472
Freeport-McMoRan  72,530 4,263
Hecla Mining  49,676 925
McEwen (1)(2) 17,615 360
Metallus (2) 17,812 291
Newmont  45,280 4,902
Nucor  7,230 1,223
Reliance  4,388 1,334
Royal Gold  2,649 674
Steel Dynamics  10,740 1,933

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Warrior Met Coal  7,263 676
18,359
Paper & Forest Products  0.0%
Clearwater Paper (2) 3,212 46
Louisiana-Pacific  6,148 447
493
Total Materials 68,189
REAL ESTATE  2.4%
Diversified Real Estate Investment Trusts  0.0%
WP Carey, REIT  7,345 499
499
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  7,903 367
Healthpeak Properties, REIT  22,177 364
Universal Health Realty Income Trust, REIT  4,072 165
Ventas, REIT  26,768 2,189
Welltower, REIT  32,680 6,461
9,546
Hotel & Resort Real Estate Investment Trusts  0.1%
Apple Hospitality REIT, REIT  14,768 170
Chatham Lodging Trust, REIT  41,923 330
Host Hotels & Resorts, REIT  40,126 769
Ryman Hospitality Properties, REIT  4,347 401
1,670
Industrial Real Estate Investment Trusts  0.3%
EastGroup Properties, REIT  2,587 479
First Industrial Realty Trust, REIT  10,779 624
One Liberty Properties, REIT (1) 6,297 135
Prologis, REIT  41,251 5,452
Rexford Industrial Realty, REIT  19,249 630
Terreno Realty, REIT  9,432 579
7,899
Office Real Estate Investment Trusts  0.1%
BXP, REIT  4,891 254
Cousins Properties, REIT  5,836 132
Douglas Emmett, REIT  12,695 120
Highwoods Properties, REIT  8,880 190
JBG SMITH Properties, REIT (1) 13,753 201
Kilroy Realty, REIT (1) 11,880 335
NET Lease Office Properties, REIT  5,885 68

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SL Green Realty, REIT (1) 8,581 317
Vornado Realty Trust, REIT  12,291 319
1,936
Real Estate Management & Development  0.2%
CBRE Group, Class A (2) 11,827 1,602
CoStar Group (2) 19,674 794
Douglas Elliman (1)(2) 43,014 71
Jones Lang LaSalle (2) 1,700 517
Newmark Group, Class A  19,011 285
Opendoor Technologies (2) 39,610 185
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 1,320 1
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 1,320 —
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 1,320 —
RMR Group, Class A (1) 14,300 221
Seritage Growth Properties, Class A (1)(2) 30,557 86
St. Joe  8,342 524
Zillow Group, Class A (2) 4,322 179
Zillow Group, Class C (2) 7,343 304
4,769
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  16,288 455
AvalonBay Communities, REIT  9,493 1,551
Camden Property Trust, REIT  2,733 267
Equity LifeStyle Properties, REIT  13,103 818
Equity Residential, REIT  23,698 1,402
Essex Property Trust, REIT  4,895 1,185
Invitation Homes, REIT  15,012 373
Mid-America Apartment Communities, REIT  3,468 423
Sun Communities, REIT  9,339 1,176
UDR, REIT  5,966 201
7,851
Retail Real Estate Investment Trusts  0.3%
Acadia Realty Trust, REIT  22,548 431
Agree Realty, REIT  5,932 447
Curbline Properties, REIT  10,337 267
Federal Realty Investment Trust, REIT  2,895 308
Getty Realty, REIT  7,831 249
Kimco Realty, REIT  39,618 890
Kite Realty Group Trust, REIT  15,352 377
Macerich, REIT  22,831 432
NNN REIT, REIT  5,019 211
Realty Income, REIT  32,174 1,968

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Regency Centers, REIT  12,328 933
Simon Property Group, REIT  12,674 2,364
SITE Centers, REIT  3,397 18
Urban Edge Properties, REIT  17,378 347
Whitestone REIT, REIT  28,441 459
9,701
Specialized Real Estate Investment Trusts  0.8%
American Tower, REIT  21,810 3,764
Crown Castle, REIT  17,949 1,459
CubeSmart, REIT  21,513 788
Digital Realty Trust, REIT  13,986 2,520
EPR Properties, REIT  7,822 391
Equinix, REIT  4,098 4,017
Extra Space Storage, REIT  9,596 1,258
Four Corners Property Trust, REIT  11,270 267
Gaming & Leisure Properties, REIT  7,910 351
Iron Mountain, REIT  14,525 1,484
Lamar Advertising, Class A, REIT  6,434 815
Millrose Properties, REIT  6,097 171
National Storage Affiliates Trust, REIT (1) 9,617 363
Public Storage, REIT  8,073 2,187
Rayonier, REIT  31,361 647
Safehold, REIT  9,841 133
SBA Communications, REIT  5,485 944
VICI Properties, REIT  40,059 1,094
Weyerhaeuser, REIT  34,037 832
23,485
Total Real Estate 67,356
UTILITIES  2.4%
Electric Utilities  1.5%
Alliant Energy  6,205 445
American Electric Power  19,904 2,609
Constellation Energy  16,892 4,717
Duke Energy  30,657 4,014
Edison International  8,319 609
Entergy  25,864 2,906
Evergy  6,437 527
Eversource Energy  7,757 537
Exelon  59,107 2,897
FirstEnergy  11,228 569
IDACORP (1) 6,348 907
MGE Energy  6,206 480

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
NextEra Energy  101,626 9,439
NRG Energy  9,504 1,389
OGE Energy  13,315 639
Otter Tail  3,345 294
PG&E  134,026 2,355
PPL  38,582 1,474
Southern  49,397 4,768
Xcel Energy  36,721 2,917
44,492
Gas Utilities  0.1%
Atmos Energy  8,183 1,512
National Fuel Gas  5,678 533
ONE Gas  6,560 565
Spire  5,509 499
UGI  12,563 457
3,566
Independent Power & Renewable Electricity
Producers  0.1%
AES  30,660 432
Vistra  18,910 2,843
3,275
Multi-Utilities  0.6%
Ameren  17,883 1,966
Avista  11,171 448
Black Hills  7,026 488
CenterPoint Energy  14,099 609
CMS Energy  19,552 1,517
Consolidated Edison  19,908 2,253
Dominion Energy  39,490 2,441
DTE Energy  10,497 1,535
NiSource  22,970 1,072
Public Service Enterprise Group  18,669 1,511
Sempra  30,547 2,968
WEC Energy Group  10,730 1,242
18,050
Water Utilities  0.1%
American States Water  8,125 615
American Water Works  8,321 1,132
Cadiz (1)(2) 41,726 205
California Water Service Group  9,618 436

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Essential Utilities  15,319 617
3,005
Total Utilities 72,388
Total Common Stocks (Cost $803,553) 2,885,590
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 3.71% (4)(5) 11,658,492 11,658
Total Short-Term Investments (Cost $11,658) 11,658
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.68% (4)(5) 5,937,762 5,938
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 5,938
Total Securities Lending Collateral (Cost $5,938) 5,938
Total Investments in Securities  100.1%
(Cost $821,149) $ 2,903,186
Other Assets Less Liabilities (0.1)% (4,040)
Net Assets 100.0% $ 2,899,146
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2026.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 11 Russell 2000 E-Mini Index contracts 6/26 1,382 $ 2
Long, 30 S&P 500 E-Mini Index contracts 6/26 9,856 (225)
Net payments (receipts) of variation margin to date 543
Variation margin receivable (payable) on open futures contracts $ 320

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 87
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 87+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 13,974  ¤  ¤ $ 11,658
T. Rowe Price Treasury
Reserve Fund, 3.68% 7,153  ¤  ¤ 5,938
Total $ 17,596^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $87 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,596.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Total Equity Market Index Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,885,590 $ — $ — $ 2,885,590
Short-Term Investments 11,658 — — 11,658
Securities Lending Collateral 5,938 — — 5,938
Total Securities 2,903,186 — — 2,903,186
Futures Contracts* 2 — — 2
Total $ 2,903,188 $ — $ — $ 2,903,188
Liabilities
Futures Contracts* $ 225 $ — $ — $ 225
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F123-054Q1 03/26